SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries, its consolidated subsidiaries or its VIEs and VIEs’ subsidiaries, of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All inter-company balances and transactions are eliminated upon consolidation. The results of subsidiaries acquired are recorded in the consolidated income statements from the effective date of acquisition, as appropriate.

For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as noncontrolling interests.

(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the valuation of the consideration transferred and the purchase price allocation associated with business combination, valuation of share-based compensation, valuation of ordinary shares and preferred shares, the allowance for credit losses of accounts receivable, amounts due from related parties, prepaid expenses and other current assets, estimated useful life and recoverability of property and equipment and intangible assets, valuation allowance of deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Business Combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and highly liquid investments which are unrestricted as to withdrawal and use and have original maturities of less than three months.

(f) Short-term investment

Short-term investments mainly include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825 — “Financial Instruments”, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as other income/(expense).

(g) Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit losses.

Accounts receivable, net are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model.

The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivables are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

There were $207,499 and $188,432 provisions for credit losses as of December 31, 2023 and 2024.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(h) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Furniture	3-5 years
Vehicles or canteen equipment	4-5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operation.

(i) Intangible assets

Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
League tournaments rights	Indefinite
Brand names	Indefinite/5 years
Customer relationships	6 years
Agency contract rights	2-5 years
Talent acquisition costs	1-5 years
Game copyright	3 years
Software	2.5-3 years

The estimated useful lives of intangible assets with definite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Intangible assets that have indefinite useful lives included the league tournaments rights and brand name of Ninjas in Pyjamas and Wuhan ESVF as of December 31, 2023, and as of December 31, 2024 included the league tournaments rights and brand name of Ninjas in Pyjamas, Wuhan ESVF and Young Will. The Group expects that the league tournaments rights and brand name of Ninjas in Pyjamas, Wuhan ESVF and Young Will are unlikely to be terminated based on industry experience and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of such intangible assets to be indefinite.

The Group capitalizes costs associated with the acquisition of certain members of talent and online entertainers and amortizes these costs straight-line over their estimated useful lives, which reflect the contractual term of the associated talent agreement. The fair value of brand name of Hongli Culture is amortized on a straight-line basis over its estimated useful life.

Definite-lived intangible assets are carried at cost less accumulated amortization and impairment if any.

The Definite-lived intangible assets are amortized over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Definite- lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts. No impairment of definite-lived intangible assets was recognized for the years ended December 31, 2022, 2023 and 2024.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

The Group evaluates indefinite-lived intangible assets as at each reporting period to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Group calculates the fair value of the intangible asset and performs the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. In consideration of the growing esports industry in China, the Group’s improving financial performance, the stable macroeconomic conditions in China and the Group’s future plans, the Group determined that it is not likely that the league tournaments rights and brand name were impaired as of December 31, 2022, 2023 and 2024. As such, no impairment of indefinite-lived intangible assets was recognized for the years ended December 31, 2022, 2023 and 2024.

(j) Deferred offering costs

Deferred offering costs consist of underwriting, legal and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2023, the Group has recognized $3,405,526 deferred offering costs in other non-current assets. And the deferred offering costs of $5,420,369 have been charged as a reduction against additional paid-in capital upon the completion of the offering in July 2024.

(k) Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of December 31 every year either beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair value of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill. The Group did not record any impairment charge for the years ended December 31, 2022, 2023 and 2024.

(l) Impairment of long-lived assets

The Group reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group did not record any impairment charge for the years ended December 31, 2022, 2023 and 2024.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(m) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

● Level 1—Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

● Level 2—Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

● Level 3—Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, accounts payable, short-term borrowings, long term borrowings, current portion, amounts due to related parties, payable related to league tournaments rights, current, and accrued expenses and other current liabilities. As of December 31, 2023 and 2024, the carrying amounts of the financial instruments approximated to their fair values due to the short-term maturity of these instruments.

Short-term investments

As of December 31, 2024, the Company’s short-term investments consisted of private fund products (see Note (4)), and the variable returns indexed to the performance of underlying assets. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement.

Contingent consideration payables

The Company’s estimated liability for contingent consideration payables for acquisitions measured at fair value (see Note (3)). The contingent consideration payables are included in other current liabilities on the consolidated balance sheets. The Company estimated the fair value of contingent consideration payables using an expected cash flow method with unobservable inputs of probabilities of successful achievements of certain specified conditions post- acquisition, and accordingly the Company classifies the valuation techniques that use these inputs as Level 3. For the year ended December 31, 2024, the Company recognized a gain of $394,401 of fair value changes for the contingent consideration payables and recorded in fair value change of financial instruments in the statement of operations and comprehensive loss.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition

The Group recognizes revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Company satisfies a performance obligation

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) and surcharges.

	For the years ended December 31,
	2022	2023	2024
Tournament participation of esports	$11,069,172	$7,699,506	$8,549,677
Sponsorships and advertising	5,688,331	8,147,298	3,860,800
Player transfer and rental fee	2,905,335	849,768	1,036,416
Talent management service of esports	1,512,015	1,115,057	544,639
Reality show service	-	198,095	359,050
IP licensing	433,737	3,470,560	149,991
Sales of branded merchandise	130,279	184,337	113,536
Game Publishing	-	-	111,394
Subtotal of Esports teams operation	21,738,869	21,664,621	14,725,503
Event production	5,566,831	9,409,795	23,285,775
Talent management service of third-party online entertainers	38,594,558	52,650,550	47,307,158
Total revenue	65,900,258	83,724,966	85,318,436
Less: surcharge tax	65,147	56,525	52,130
Net revenue	$65,835,111	$83,668,441	$85,266,306

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition - continued

The following table summarizes disaggregated revenue from contracts with customers by service type and by segment:

	For the years ended December 31,
	2022	2023	2024
PRC and other subsidiaries
Talent management service of third-party online entertainers	$38,594,558	$52,650,550	$47,307,158
Event production	5,566,831	9,409,795	23,285,775
Tournament participation of esports	11,069,172	5,457,029	6,120,350
Sponsorships and advertising	5,688,331	5,638,612	3,093,051
Player transfer and rental fee	2,905,335	389,881	832,124
Talent management service of esports	1,512,015	1,115,057	544,639
Reality show service	-	198,095	359,050
Game Publishing	-	-	111,394
Sales of branded merchandise	130,279	143,260	70,053
IP licensing	433,737	233,384	-
Subtotal	$65,900,258	$75,235,663	$81,723,594

Ninjas in Pyjamas
Tournament participation of esports	-	2,242,477	2,429,327
Sponsorships and advertising	-	2,508,686	767,749
Player transfer and rental fee	-	459,887	204,292
IP licensing	-	3,237,176	149,991
Sales of branded merchandise	-	41,077	43,483
Subtotal	$-	$8,489,303	$3,594,842

Total revenues	$65,900,258	$83,724,966	$85,318,436

	For the years ended December 31,
	2022	2023	2024
Timing of revenue recognition
At a point in time	3,007,574	990,626	2,977,125
Over time	62,892,684	82,734,340	82,341,311
Total revenue	$65,900,258	$83,724,966	$85,318,436

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition - continued

Esports teams operation

Tournament participation of esports

The Group enters into contracts with esports event organizer, to have players participate in esports tournament such as Honor of Kings Pro League (“KPL”), League of Legends Pro League (“LPL”), Counter-Strike: Global Offensive (“CS: GO”) and Rainbow Six, etc.

The Group’s promises mainly consist of a) providing coaching, training and monitoring for esports players; b) selecting or arranging and monitoring the esports players to participate in tournaments and to participate in market events to promote the league and tournament. All the promises are not separately identifiable and are related to operate and participate in the overall esports event. All the promises are accounted for as a single performance obligation.

Although the final contract consideration is unpredictable, league operators usually promise a fixed consideration, also known as Minimum Guarantee promised in the agreement. For ESVF teams, a fixed amount of RMB3 million (only for League of Legends) is promised. For Ninjas in Pyjamas teams, Minimum Guarantee is promised as a fixed aggregate amount (only for CS: GO) for all member teams, which is further calculated on a pro rata basis based on factors like member teams’ performance and ranking in the league. Thus, the transaction price consideration consists of fixed consideration plus variable consideration, the variable consideration is mainly determined by two factors, one is the amount of prize pool collected by esports event organizer during each competition season and proportion agreed in the contract, the other is based on the ranking of the Group in each competition season. No amount of variable consideration should be included in the transaction price, since it is not probable that a significant reversal of cumulative revenue recognized will not occur resulting from a change in estimate of the consideration the Group will receive upon finalized prize pool and its ranking. The Company will recognize the revenue of the prize money at each reporting date when the uncertainty is resolved.

Esports event organizer could simultaneously receive and consume the benefits provided by the Group in the contract period, thus, the Group satisfies the performance obligation to esports event organizer over the contract period. Furthermore, the main cost to operate an esports team is the salary of players, hence, the Group uses input method to measure progress, and recognizes revenue on a straight-line basis during the tournament period.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition - continued

IP licensing

The Group enters contract with customer, and grants the customer a right-to-access license of the Group’s intellectual property (“IP”) in selling game props, skins, stickers and player cards. The form of IP does not have stand-alone functionality associated with the Group’s brand, and the utility of IP is significantly derived from the Group’s past or ongoing activities undertaken to maintain or support the IP. The Group identifies one performance obligation in each sales order of digital goods, that is, the right-to-access license of symbolic IP. The customer has the right-to-access license of the Group’s symbolic IP throughout license period and benefits from it as the Group’s ongoing activities will continue to support and maintain the IP’s utility. Thus, the Group uses input method to measure progress, and the revenues from IP licensing are recognized ratably over the contract term. The service consideration is reconciled and settled on a monthly basis, or the customer shall pay 30% of the total contract amount to the Group within seven days after signing the contract, and the remaining contract amount within seven days when the player cards hitting the market. The contract payment is not subject to any variable consideration or subsequent adjustment.

Player transfer and rental fee

The Group enters into contracts with customer, mainly other esports team, to transfer or lease the players right owned by the Group. Player transfer and rental fee is a fixed amount as stated in the contract. The Company recognizes player transfer revenue at a point in time from transfer fees upon satisfaction of the performance obligation, which coincides with the time that the esports player is registered on the league transfer registration platform. The Group uses output method to measure progress, and recognizes player rental revenue on a straight-line basis over the contract period when the performance obligation is satisfied.

Sponsorships and advertising

The Group offers advertisers or companies which like to be promoted a full range of promotional services, including but not limited to livestream announcements, content generation, social media posts, esports players to participate in the recording of advertising videos as customer spokesmen. In most of the cases, the sponsorship agreements may include multiple services that are capable of being individually distinct, however the intended benefit is an association with the Group’s brand and the services are not distinct within the context of the contracts. Customers could simultaneously receive and consume the benefits provided by the Group in the contract period, thus, the Group satisfies the performance obligation to the customers over the contract period. The Group uses input method to measure progress, since what the major inputs is the labor cost and expended evenly throughout the performance period. Thus, the Company recognizes revenue on a straight-line basis, revenues from sponsorship agreements are recognized ratably over the contract term. The contract payment is not subject to any variable consideration or subsequent adjustment. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the agreements generally do not include a significant financing component.

Reality show service

The Group provides service to the reality show hosted by customer in exchange for a fixed transaction price. The service includes seeking and engaging suitable guests to participate in the reality show, and providing planning and execution services for the reality show.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition - continued

The Group acts as the principal in providing the service to customers and recognizes revenue on gross basis because the Group acts as the main obligor in the arrangement and has the discretion to set up the contract price with customers.

The services are distinct as each episode, but services are substantially the same and have the same pattern of transfer to the customer, so the services accounted for as a single performance obligation which is satisfied in the period of reality show. Since the duration for each episode is almost the same, the progress is measured by the output method, which refers to the completion of each episode; thus, the Group recognizes the revenue on average when each episode is completed.

Sales of branded merchandise

The Group also sells branded merchandise such as mouse, keyboard, hoodie etc. at official online store. The transaction price is fixed. The Group recognizes revenues from sales of branded merchandise at a point of time when the merchandise is delivered to the customer in sound condition.

Event production

Event production

The Group provides customized esports or other event production upon requests from its customers in exchange for a fixed transaction price stated on the contract with no variable consideration generally. The services generally entail design, logistics, layout of events, and coordination and supervision of the actual event set-up and implementation. These services are not distinct within the context of the contracts and are considered as a single performance obligation.

The Group satisfies the performance obligation to customers over the contract period as the service rendered and recognizes the revenue over the contract period using the output method, which is based on the development milestones periodically confirmed by customers. The service consideration is reconciled and settled based on the development milestones periodically confirmed by customers. The contract payment is not subject to any variable consideration or subsequent adjustment, and the Group has determined the agreements generally do not include a significant financing component.

The Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the Group is the primary obligator in the service contract with the customers, including The Group are in charge of negotiating the specific requirements of each contract with customers, and organizing matches, tournaments and other events for a variety of game titles, musical festivals and other activities; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group; and iii) the Group negotiates the contract price with customers independently and the Group has a strong bargaining power with suppliers.

Talent management service

There are two types of talent management service. One type is provided by esports players which is recorded in talent management service of esports, the other type is provided by third-party online entertainers which is recorded in talent management service of third-party online entertainers.

Provided by esports players-live stream service

The Group cooperates with online platform operator, to arrange its owned esports players to provide live streaming of esports games on an online platform. Through this means, online platform operator attracts more audience to their platform and pays service fee to the Group accordingly.

Provided by third-party online entertainer-live stream service

The Group establishes a live streaming talent agency, seeks and engages third party online entertainers to register as members of the talent agency. The Group provides training to these online entertainers, and recommends them to provide live streaming on the online platforms. Online platform operator enters tripartite business contract with the Group and the online entertainer. The Group provides talent management service to online platform operator inclusive of the recommendation of online entertainers to deliver live stream, management of online entertainers, training of online entertainers and monitoring of live stream content, etc. The Group charges service fee from online platform operator. The Group pays the online entertainers according to the supplier contract signed with him/her.

For both types of talent management service of live-stream service, the Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the primary responsibility for the integrated talent management service in the aspect of establishing the talent agency where the online entertainers register, reserving the right to recommend online entertainers, designate third-party online entertainers’ live content and duration, the provision of management and training of online entertainers; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group as well as online entertainers; and iii) discretion in setting up the price, rather than accepting a fixed percentage of transaction amount imposed by the online platforms and third party online entertainers.

The consideration of live stream service is variable that determined by the agreed online entertainers’ popularity ranking, and virtual gifts rewarded from the audience. The variable bonus shall be paid by online platform operators after the ranking agreed in the contract is reached. The variable amount related to virtual currencies shall be confirmed by online platform operators at the end of each month, and paid by next month. For talent management service provided by esports players, the variable service fee also depends on the rank of esports team on tournament.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n) Revenue recognition - continued

The Group provides live stream services to online platform operators, the service including a) recommending its live streaming talent agency online entertainers to provide live stream on platform; b) providing live stream management service to online entertainers, including training online entertainers and monitoring the live stream content. Online platform operators could not benefit from these services separately, these services are not distinct and combined as a performance obligation. The Group satisfies the performance obligation to customer over the contract period and recognizes revenue when the variable consideration is expected to be entitled and a significant future reversal of cumulative revenue under the contract will not occur, that is the date on which the Group and customer agrees the service fee monthly. Therefore, the service consideration is reconciled and settled on a monthly basis.

Provided by third-party online entertainer- short-form videos production and releasing service

Apart from the live stream service on the online platforms, the Group seeks for cooperation opportunities with customers such as advertising agents and brand public relationships. Such customers place purchase orders of advertising and promotion in online platform, then the Group carries out content creation and arranges talents to shoot short-form videos implanted advertising and promotion contents. After video releasing, the service fee will be paid to the Group via online platform after deducting a small portion of services fee charged by online platform. The Group pays the talents according to the supplier contracts signed with him/her.

The Group provides short-form videos releasing service in online platform operators to customers, the service mainly including a)producing creative and attractive short-form videos implanted advertising and promotion contents, and releasing the short-form videos in required timepoint and talent account; b) retaining the released videos in platform for a certain period. The Group determines that retaining the released videos in platform for a certain period is immaterial and does not account for it as a separate performance obligation considering such obligation is minimal in the total value of the goods and services in the contract and not important for the customers. The Group charged service fee from customers in online platform operator case by case. The service fee was fixed price on the purchase order which the customers placed in online platform operator. After the Group releasing the short-form videos in online platform, the customers will check and give acceptance to the videos. Once the acceptance is issued by the customers, the payment has been successfully completed to the Group’s agent account in the online platform automatically, and there is no recourse from neither the Group nor the customers. The Group satisfies the performance obligation to customer once the customer gave acceptance to the video, and recognizes revenue when the short-form videos have been accepted by the customers in the online platform. The consideration will be paid to the account of the Group in platform immediately once customers providing acceptance.

The Group regards itself as a principal and recognizes revenue on a gross basis as it controls the services based on i) the Group is the primary obligator in the service contract with the customers, including designating the talents to act in the short-form videos designed by the internal professional team, to provide service to customers in the online platforms.; ii) the inventory risk to bear the consequence of any breach of contract caused by the Group as well as talents; and iii) discretion in setting up the price, rather than accepting a fixed percentage of transaction amount imposed by the online platforms and talents.

For all the revenue streams, the contract payment is not subject to any refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

Contract Balances

The Group applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of revenues.

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit.

Deferred revenue, which representing a contract liability, represents mostly unrecognized revenue amount received from customers. The balance of deferred revenue is recognized as revenue upon the completion of performance obligations. The Group’s deferred revenue amounted to $500,785 and $1,038,307 as of December 31, 2023 and 2024, respectively. The Group’s deferred revenue which recorded in amounts due to related parties amounted to $609,009 and nil as of December 31, 2023 and December 31, 2024, respectively. Revenue recognized in the period that was included in the beginning of the period contract liability balance were $3,400,177, $758,410 and $664,169 for the years ended December 31, 2022, 2023 and 2024, respectively.

Contract cost accounted in the account of prepaid expenses and other current assets, represented the incurred cost associated with event production whose revenues have not been recognized yet. The Group’s contract cost amounted to $20,309 and $372,309 as of December 31, 2023 and 2024, respectively.

Other than accounts receivable, deferred revenue and contract cost, the Group had no other material contract assets, contract liabilities recorded on its consolidated balance sheets as of December 31, 2023 and 2024.

Transaction price allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2023, the aggregate amount of the transaction price allocated to the remaining performance obligation is $4,339,221, and the Group will recognize this revenue related to sponsorships and advertising over the remaining contract periods over 0.1 to 2.7 years. As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligation over the remaining contract periods over more than one year is $668,932, and the Group will recognize this revenue related to sponsorships, advertising and game publishing over the remaining contract periods over 0.5 to 2.4 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less. These performance obligations are related to the revenue of sponsorships and advertising, event production and game publishing.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(o) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The PRC VAT rate is 6% or 1% for taxpayers providing services and 13% for product sales for the years ended December 31, 2022, 2023 and 2024. For revenue generated from services, the VAT rate is 6% for the entities that qualified as general tax payers, which are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The VAT rate is 1% for the entities that qualified as small-scale taxpayers, which are not allowed to offset qualified input VAT paid to suppliers against their output VAT.

The standard VAT rate is 25% in Sweden, applicable to all the goods and services provided in Sweden for the years ended December 31, 2023 and 2024. Entities with a Swedish VAT number are allowed to offset qualified input VAT, paid to suppliers against their output VAT.

(p) Cost of revenues

Cost of revenues consists primarily of salaries and bonus of esports player, talent management service fee paid to online entertainers, the cost of venue set-up and service fee paid to other parties for event production, depreciation of long-lived assets and amortization of intangible asset related to esports or talent management service, cost of merchandise sold, as well as related costs that are directly attributable to the Group’s principal operations.

(q) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) staff cost, (ii) advertising costs and market promotion expenses.

(r) General and administrative expenses

General and administrative expenses mainly consist of (i) professional service fees; (ii) staff cost, rental and depreciation related to general and administrative personnel, (iii) share-based compensation and (iv) other corporate expenses.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(s) Share-based compensation

The Group periodically grants share-based awards to the Group’s eligible employees, which are subject to service conditions.

Share-based awards are measured at the grant date fair value of the equity instrument issued and are recognized as general and administrative expense with graded-vesting schedules over the requisite service period for each separately vesting portion (or tranche) of the award. The Group elects to recognize the effect of forfeitures in general and administrative expense when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized general and administrative expense relating to those awards is reversed.

(t) Employee defined contribution plan

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its required contribution.

(u) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operation for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(v) Non-controlling Interest

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations.

(w) Foreign currency transactions and translations

The functional currency of the Group’s PRC subsidiaries is RMB, which is the local currency used by the subsidiaries to determine financial position and operation result.

The functional currency of Ninjas in Pyjamas is SEK, which is the local currency used by the subsidiary to determine financial position and operation result.

The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the consolidated statements of cash flows denominated in functional currency is translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in functional currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity (deficit). Gains or losses from foreign currency transactions are included in the results of operations.

The value of RMB and SEK against $ and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions of the PRC and Sweden. Any significant revaluation of RMB and SEK may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
	2023	2024
Balance sheet items, except for equity accounts
RMB against $	7.0999	7.2993
SEK against $	10.0506	11.0676

	For the Years Ended December 31,
	2023	2024
Items in the statements of operation and comprehensive loss, and statements of cash flows
RMB against $	7.0809	7.1957
SEK against $	10.6105	10.5747

No representation is made that the RMB amounts and SEK amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(w) Foreign currency transactions and translations - continued

For RMB against U.S. dollar, there was depreciation of approximately 2.8% during the year ended December 31, 2024. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

For SEK against U.S. dollar, there was depreciation of approximately 10.1% during the year ended December 31, 2024. It is difficult to predict how market forces or European Union or U.S. government policy may impact the exchange rate between the SEK and the U.S. dollar in the future.

To the extent that the Group needs to convert U.S. dollar into RMB and SEK for capital expenditures and working capital and other business purposes, appreciation of RMB and SEK against the U.S. dollar would have an adverse effect on the RMB and SEK amount of the Group would receive from the conversion. Conversely, if the Group decides to convert RMB and SEK into U.S. dollar for the purpose of making payments for working capital, dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB and SEK would have a negative effect on the U.S. dollar amount available to the Group. In addition, a significant depreciation of the RMB and SEK against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings or losses.

Currency convertibility risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents denominated in RMB that are subject to such government controls. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the Chinese mainland must be processed through the PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Foreign currency exchange rate risk

The RMB and SEK has fluctuated against the US$, at times significantly and unpredictably during the reporting periods. The depreciation of the RMB against the US$ was approximately 3% and 2.8% for the years ended December 31, 2023 and 2024, respectively. The appreciation of the SEK against the US$ was approximately 4% for the years ended December 31, 2023 and the depreciation of the SEK against the US$ was approximately 10.1% for the years ended December 31, 2024. It is difficult to predict how market forces or the PRC, Swedish or U.S. government policy may impact the exchange rate between the RMB, SEK and the US$ in the future.

(x) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(y) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision makers, CEOs, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: Ninjas in Pyjamas, and entities registered in PRC, Hong Kong and Cayman Island, which operates in PRC (“PRC and other entities”). The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s reportable segments are business units that operate in different countries. Ninjas in Pyjamas, operates in Sweden, which is subject to different regulatory environment than other entities which operate in the PRC.

(z) Operating lease

On January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842), using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Group has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2022. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Group’s lease agreements contained renewal options; however, the Group did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Group was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

(aa) Recent accounting pronouncements

Recently adopted accounting pronouncements

Segment Reporting (Topic 280). In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. This ASU will result in the required additional disclosures being included in the Group's consolidated financial statements, once adopted.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement(Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(aa) Recent accounting pronouncements - continued

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.